As filed with the Securities and Exchange Commission on May 15, 2020

Registration Nos. 333-119022; 811-21634

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 65	☒

Access One Trust

(Exact Name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

(240) 497-6400

(Registrant’s Telephone Number, including Area Code)

Michael L. Sapir, CEO

ProFund Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

with copies to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Access One Trust certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and the State of Maryland on May 15, 2020.

ACCESS ONE TRUST

/s/ Todd B. Johnson
Todd B. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Michael L. Sapir*	Trustee, Chairman	May 15, 2020
Michael L. Sapir

	/s/ Russell S. Reynolds, III*	Trustee	May 15, 2020
Russell S. Reynolds, III

	/s/ Michael C. Wachs*	Trustee	May 15, 2020
Michael C. Wachs

	/s/ William D. Fertig*	Trustee	May 15, 2020
William D. Fertig

	/s/ Todd B. Johnson	President	May 15, 2020
Todd B. Johnson

	/s/ Christopher E. Sabato	Treasurer	May 15, 2020
Christopher E. Sabato

*By:	/s/ Richard F. Morris
Richard F. Morris
As Attorney-in-fact

May 15, 2020

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase